Goodwill (Details 1) - CLP ($) $ in Thousands	Dec. 31, 2017	Dec. 31, 2016	Jan. 02, 2016
Intangible assets and goodwill [Line Items]
Goodwill	$ 94,617,474	$ 96,926,551	$ 99,490,372
International Business
Intangible assets and goodwill [Line Items]
Goodwill	18,208,406	20,517,483
Wines
Intangible assets and goodwill [Line Items]
Goodwill	32,416,144	32,416,144
Chile
Intangible assets and goodwill [Line Items]
Goodwill	43,992,924	43,992,924
Embotelladoras Chilenas Unidas S.A. | Chile
Intangible assets and goodwill [Line Items]
Goodwill	25,257,686	25,257,686
Manantial S.A. | Chile
Intangible assets and goodwill [Line Items]
Goodwill	8,879,245	8,879,245
Compañía Pisquera de Chile S.A. | Chile
Intangible assets and goodwill [Line Items]
Goodwill	9,808,550	9,808,550
Los Huemules S.R.L. | Chile
Intangible assets and goodwill [Line Items]
Goodwill	47,443	47,443
CCU Argentina S.A. and subsidiaries | International Business
Intangible assets and goodwill [Line Items]
Goodwill	5,355,254	6,851,916
Marzurel S.A., Coralina S.A. and Milotur S.A. | International Business
Intangible assets and goodwill [Line Items]
Goodwill	6,956,760	7,260,675
Bebidas del Paraguay S.A. y Distribuidora del Paraguay S.A. | International Business
Intangible assets and goodwill [Line Items]
Goodwill	5,896,392	6,404,892
Vina San Pedro Tarapaca S.A. | Wines
Intangible assets and goodwill [Line Items]
Goodwill	$ 32,416,144	$ 32,416,144